Income Taxes	1 Months Ended	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 3–INCOME TAXES

As of March 31, 2014, the Company had a net operating loss carry forward of $22,606 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of March 31, 2014
Deferred tax assets:
Net operating tax carry-forwards	$22,606

Gross deferred tax asset	22,606
Valuation allowance	(22,606)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.

NOTE 4 – INCOME TAXES

As of June 30, 2014, the Company had a net operating loss carry forward of $38,172 that may be available to reduce future years’ taxable income through 2034.

The provision for income taxes differs from the amount computed by applying the statutory federal income tax rate to income before provision for income taxes. The sources and tax effects of the differences for the periods presented are as follows:

As of June 30, 2014
Deferred tax assets:
Net operating tax carry-forwards	$38,172
Gross deferred tax asset	38,172
Valuation allowance	(38,172)
Net deferred tax assets	$-

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry-forwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.